Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2013	2012	2011

Distributed earnings allocated to common stock	$23,100	$20,603	$20,102
Undistributed earnings allocated to common stock	24,678	18,034	20,280
Net earnings allocated to common shareholders	$47,778	$38,637	$40,382

Average shares outstanding	15,564	14,714	15,055

Effect of dilutive securities:
Warrant outstanding	60	—	—
Employee stock options	84	82	75

Shares for diluted earnings per share	15,708	14,796	15,130

Basic earnings per share	$3.07	$2.63	$2.68
Diluted earnings per share	$3.04	$2.61	$2.67

Options to purchase approximately 124,000 and 222,000 shares of common stock at an exercise price between $35.09 and $40.88, and $32.09 and $40.88 per share were outstanding during 2012, and 2011, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares and therefore, the effect would have been anti-dilutive. During the year ended December 31, 2013, there were no anti-dilutive options outstanding.